CAPITAL MANAGEMENT (Details Narrative) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2019
Capital Management
Stockholders deficit	$ 2,870,118	$ 6,770,038	$ 2,929,921	$ 2,079,903	$ 1,269,030